Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 490	€ 910
Realised gain/loss recognised in the statement of profit or loss during the period	(4)	118
Additions	736	154
Redemptions	(250)	(40)
Maturity/settlement	(146)	(511)
Transfers into Level 3	445	62
Transfers out of Level 3	(873)	(202)
Closing balance	398	490
Trading liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	195	122
Realised gain/loss recognised in the statement of profit or loss during the period	(2)	102
Additions	55	72
Redemptions	(116)	(30)
Maturity/settlement	(11)	(32)
Transfers into Level 3	170	13
Transfers out of Level 3	(111)	(52)
Closing balance	180	195
Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	110	80
Realised gain/loss recognised in the statement of profit or loss during the period	20	(16)
Additions	19	46
Redemptions	(45)
Maturity/settlement	(52)
Transfers into Level 3	8
Transfers out of Level 3	(23)
Closing balance	39	110
Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	184	708
Realised gain/loss recognised in the statement of profit or loss during the period	(22)	32
Additions	662	35
Redemptions	(90)	(10)
Maturity/settlement	(83)	(479)
Transfers into Level 3	267	49
Transfers out of Level 3	(738)	(150)
Closing balance	€ 180	€ 184